Income tax expense	12 Months Ended
Dec. 31, 2022
Income tax expense
Income tax expense

A12.  Income tax expense

The income tax expense for the period comprises both current and deferred tax. Current tax expense represents the amount payable on this year’s taxable profits and any adjustment relating to prior years. Taxable profits differ from accounting profits as some items of income or expenditure are not taxable or deductible, or may be taxable or deductible in a different accounting period. The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the balance sheet date in the countries where the Group’s subsidiaries and associates operate and generate taxable income.

Deferred tax is an accounting adjustment to provide for tax that is expected to arise in the future due to differences between accounting and tax bases. Deferred tax is determined using tax rates that are expected to apply when the timing difference reverses based on tax rates which are enacted or substantively enacted at the balance sheet date. Tax is recognised in the income statement, except to the extent that it relates to items recognised in other comprehensive income or equity. In this case the tax is also recognised in other comprehensive income or equity as appropriate.

Analysis of charge in the year:

	2022	2021	2020
	£m	£m	£m
UK corporation tax at 19.0% (2021: 19.0%; 2020: 19.0%)	17	9	9
Overseas taxation	59	48	61
Adjustment in respect of previous periods	2	(3)	(3)
Total current tax	78	54	67
Deferred tax (credit)/expense	(3)	21	(17)
Deferred tax adjustment in respect of previous periods	(11)	(13)	(6)
Total deferred tax	(14)	8	(23)
Total income tax expense	64	62	44

The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated companies as follows:

	2022	2021	2020
	£m	£m	£m
Profit before tax	296	325	230
Tax calculated at domestic tax rates applicable to profits in the respective countries	69	77	56
Adjustment in respect of previous periods	(9)	(16)	(9)
Expenses not deductible for tax purposes – one-off and adjusting items[1]	9	3	—
Expenses not deductible for tax purposes – other	3	3	2
Income not subject to tax	(5)	(1)	(1)
Impairment of goodwill	5	—	3
Goodwill deductions and revaluation of intangible assets	—	(2)	(1)
Utilisation of previously unrecognised tax losses	—	(1)	(1)
Deferred tax recognised on losses	(1)	(3)	(2)
Deferred tax impact of change in tax rates	(7)	(4)	(9)
Provisions utilised for which no deferred tax assets were recognised	(1)	(1)	(1)
Overseas withholding tax suffered	1	1	1
Local business taxes	1	1	2
Foreign exchange differences	—	1	1
US BEAT liability	—	5	3
Other	(1)	(1)	—
Total tax expense	64	62	44

1. One-off and adjusting items are disclosed at Note A7.

The Group’s effective tax rate (ETR) for 2022 on reported profit before tax was 21.6% (2021: 19.0%). This compares with a blended rate of tax for the countries in which the Group operates of 24% (2021: 24%). The Group’s low tax rate is primarily attributable to net prior-year tax credits of £9m (2021: £16m).

The Group’s tax charge and ETR will be influenced by the global mix and level of profits, changes in future tax rates and other tax legislation, foreign exchange rates, the utilisation of brought-forward tax losses on which no deferred tax asset has been recognised, the resolution of open issues with various tax authorities, acquisitions and disposals.

During 2021, the OECD published a framework for the introduction of a global minimum effective tax rate of 15%, applicable to large multinational groups. HM Treasury has published draft legislation to implement these ‘Pillar Two’ rules for accounting periods starting on or after 31 December 2023. The Group is reviewing these draft rules, which have not been substantively enacted, to understand any potential impacts.

A tax credit of £11m has been recognised in other comprehensive income (2021: £2m) which relates to the tax effect of mark-to-market movements on cross-currency and interest rate swaps recorded within other comprehensive income.